Consolidated Statements of Stockholders’ Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2009	$ 256,711	$ 29,669	$ (294,783)	$ 18,185	$ 9,782
Net income			35,499		35,499
Common stock issued upon exercise of options	2,359				2,359
Reallocation of additional paid-in capital arising from stock-based compensation related to exercise of options	2,484	(2,484)
Stock option expense recognized		3,277			3,277
Balance at Dec. 31, 2010	261,554	30,462	(259,284)	18,185	50,917
Net income			(27,920)		(27,920)
Common stock issued upon exercise of options	358				358
Reallocation of additional paid-in capital arising from stock-based compensation related to exercise of options	185	(185)
Stock option expense recognized		1,931			1,931
Balance at Dec. 31, 2011	$ 262,097	$ 32,208	$ (287,204)	$ 18,185	$ 25,286